Summary of Significant Accounting Policies (Policies)		12 Months Ended
	Jul. 02, 2025	Jun. 30, 2026
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The accompanying balance sheet is presented in conformity with accounting principles generally accepted in the United States of America (“US GAAP”) and pursuant to the rules and regulations of the SEC.

Basis of Presentation
The accompanying financial statements have been prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”) and the rules and regulations of the Securities and Exchange Commission (“SEC”). References to ASC and ASU included herein refer to the Accounting Standards Codification and Accounting Standards Update, respectively, established by the Financial Accounting Standards Board (“FASB”) as the source of authoritative U.S. GAAP. Certain prior period balances have been reclassified to conform to the current period presentation.
As discussed in Note 1, the combination of Rorschach and HSI was accounted for as a reverse recapitalization, with Rorschach surviving as the accounting acquirer. Consequently, the consolidated financial statements of the Company reflect the operations of Rorschach for accounting purposes, and together with the financial position and results of operations of HSI and Sonnet subsequent to the Closing Date.

Cash and Cash Equivalents
Cash and Cash Equivalents
Cash and cash equivalents include cash and interest-bearing highly liquid investments, such as money market funds, that is not restricted as to withdrawal or use, or treasury bills with an initial maturity of three months or less.
Cash and cash equivalents are primarily placed with financial institutions which are of high credit quality. These instruments may be in the form of corporate deposits, which may exceed the Federal Deposit Insurance Corporation insurance limit of $250,000, and in highly liquid, highly rated instruments which are uninsured. The Company has not experienced losses on these accounts and does not believe it is exposed to any significant credit risk with respect to these accounts.

Principles of Consolidation
Principles of Consolidation
The accompanying consolidated balance sheet include the accounts of the Company and its wholly-owned subsidiaries, Rorschach Merger Sub LLC and TBS Merger Sub Inc. All intercompany transactions have been eliminated.

Principles of Consolidation
The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, Rorschach, Rorschach Cayman and Sonnet. All significant intercompany balances and transactions have been eliminated in consolidation.

Emerging Growth Company Status
Emerging Growth Company Status
The Company is an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act, until such time as those standards apply to private companies.
The Company has elected to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that it is no longer an emerging growth company or affirmatively and irrevocably opts out of the extended transition period provided in the JOBS Act. As a result, these consolidated financial statements may not be comparable to the financial statements of issuers who are required to comply with the effective dates for new or revised accounting standards based on public company effective dates.

Segment Reporting
Segment Reporting
The Company complies with ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which improves reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses among other disclosure requirements. The Company initially adopted ASU 2023-07 in its financial statements effective July 2, 2025.
The Company’s CODM has been identified as the Chief Executive Officer, who reviews the operating results for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, management has determined that the Company only has one operating segment. The CODM does not review assets in evaluating the results of the Company, and therefore, such information is not presented.

Segment Reporting
The Company complies with ASC 280, “Segment Reporting”, which establishes standards for reporting information about operating segments. Operating segments are defined as components of an enterprise where discrete financial information is available and evaluated regularly by the Chief Operating Decision Maker (“CODM”), in deciding how to allocate resources and in assessing performance. Refer to Note 6 for additional information on the Company’s identification of operating segments.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.
Estimates are assessed each period and updated to reflect current information. Significant estimates include valuation of financials instruments, valuation of digital assets, valuation of equity issued as compensation and valuation allowances for income taxes.

Acquisitions and Valuation of Intangibles
Acquisitions and Valuation of Intangibles
The Company accounts for acquired entities as either asset acquisitions or business combinations. If substantially all of the fair value of the assets acquired in a transaction is concentrated in a single asset (or a group of similar assets), the transaction is treated as an asset acquisition. For asset acquisitions, assets acquired and liabilities assumed are recognized at their estimated fair values as of the acquisition date, and the fair value of acquired in-process research and development (“IPR&D”) is expensed if there is no future alternative use. Also, transaction costs directly attributable to the asset acquisition are included as part of the cost of the asset. Contingent consideration issued in connection with either an asset acquisition or business combination is included within the total consideration and is measured at fair value and recorded as a liability. Contingent consideration is remeasured at fair value in each reporting date by reflecting the changes in fair value in the consolidated statements of operations.

Income Taxes
Income Taxes
The Company accounts for income taxes under ASC 740 Income Taxes (“ASC 740”). ASC 740 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statement and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized.
ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim period, disclosure and transition.
The Company recognizes accrued interest and penalties related to unrecognized tax benefits. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of July 2, 2025. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.
The Company has identified the United States as its only “major” tax jurisdiction.
The Company is subject to income tax examinations by major taxing authorities since inception. These examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with federal and state tax laws. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

Income Taxes
The Company accounts for income taxes under ASC 740, “Income Taxes” (“ASC 740”). ASC 740 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statement and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized.
Valuation allowances are established when the Company has concluded that it is more likely than not that such deferred tax assets are not realizable. The Company’s ability to realize its remaining deferred tax assets as of June 30, 2026, is primarily dependent upon generating sufficient taxable income of the proper character in future years. Management has concluded that there is not sufficient positive evidence to support the expected realization of certain deferred tax assets related to the Company’s net operating loss and tax credit carryforwards, primarily due to Internal Revenue Code Section 382 limitations.
ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.
The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of June 30, 2026. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

For the year ended June 30, 2026, the Company has identified the United States as its only “major” tax jurisdiction. Rorschach Cayman is a Cayman Islands limited liability company and is not considered to have a connection to any other taxable jurisdiction and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States. There are no other tax jurisdictions that are considered material to the Company. The Company is subject to Federal and certain state and local income tax.
The Company is subject to income tax examinations by major taxing authorities since inception. These examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with federal and state tax laws. As of June 30, 2026, no tax audits were commenced nor in process.
On July 4, 2025, the One Big Beautiful Bill Act (“OBBBA”) was signed into law which, among other things, provided a permanent extension of certain tax measures initially established under the 2017 Tax Cuts and Jobs Act, which were set to expire at the end of 2025, and modified tax legislation affecting bonus depreciation rules and the tax treatment of research and development expenses and interest deductions. Specifically, the OBBBA provides for 100% bonus depreciation and eliminates the requirement under Internal Revenue Code Section 174 to capitalize and amortize U.S. based research and experimental expenditures over five years, making these expenditures fully deductible in the period incurred beginning after 2024. The Company currently does not expect the OBBBA to have a material impact to its effective tax rate.

Digital Assets
Digital Assets
The Company’s digital assets, which are custodied at a qualified custodian, primarily consist of HYPE tokens (the Hyperliquid Layer-1 blockchain network’s utility token). HYPE digital assets are accounted for in accordance with ASC 350-60, “Intangibles—Goodwill and Other—Crypto Assets” (“ASC 350-60”). HYPE digital assets are initially recorded at cost and then subsequently remeasured at fair value as of the balance sheet date with changes in fair value recognized as unrealized gains or losses in operating income (expense). Upon derecognition of HYPE digital assets, the Company recognizes realized gains or losses in operating income (expense) on the consolidated statements of operations, based upon the fair value of HYPE digital assets on the date and time of derecognition. The Company tracks its cost basis of digital assets by wallet in accordance with the specific identification method of accounting. HYPE digital assets are valued using prices as reported on the Company’s principal market exchange as of the date of determination, and one second before midnight UTC as of the end of the reporting period. The price of HYPE for the year ended June 30, 2026, was $65.04.

U.S. Dollar Coin
U.S. Dollar Coin
The Company holds U.S Dollar Coin (“USDC”), a reserve-backed stablecoin issued by Circle Internet Financial, Inc. that is designed to maintain a 1:1 value with the U.S. dollar and is commonly used as a method of payment in digital asset markets. On its consolidated balance sheets, the Company classifies its USDC in “prepaids and other current assets” rather than as part of its digital assets subject to ASC 350-60 because the holdings are readily convertible into known amounts of U.S. dollars, are redeemable or exchangeable on demand, and are subject to insignificant risk of changes in value due to USDC’s intended 1:1 peg to the U.S. dollar, resulting in classification as a financial instrument.

Fair Value Measurements
Fair Value Measurements
Fair value accounting is applied for all financial instruments and non-financial instruments that are recognized or disclosed at fair value in the consolidated financial statements on a recurring basis, at least annually. Fair value is defined as the exchange price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.
A three-level valuation hierarchy, based upon observable and unobservable inputs, is used for fair value measurements. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect market assumptions based on the best evidence available. These two types of inputs create the following fair value hierarchy:

•	Level 1: Quoted prices (unadjusted) in active markets for identical assets and liabilities.

•
Level 2: Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities

•	Level 3: Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.
The categorization of financial instruments and non-financial instruments within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. Fair value measurements are based on one or more of the following three valuation techniques:

•	Market - This approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities.

•	Income - This approach uses valuation techniques to convert future amounts to a single present value amount based on current market expectations.

•	Cost - This approach is based on the amount that would be required to replace the service capacity of an asset (replacement cost).
The carrying amounts of financial instruments carried at cost, including cash and cash equivalents, other current assets (including USDC), accounts payable, and other current liabilities approximate their fair value due to the short-term maturities of such instruments.

Equity Method Investment
Equity Method Investment
The Company accounts for its investment in which it has the ability to exercise significant influence over the investee’s operating and financial policies in accordance with ASC 323, “Investments-Equity Method and Joint Ventures”. ASC 323 prescribes the use of the equity method for investments where the Company has significant influence. Equity method investments are recorded at cost and are adjusted to recognize (1) the Company’s share, based on percent ownership, of the investee’s net income or loss after the date of the investment, (2) amortization of the recorded investment that exceeds the Company’s share of the book value of the investee’s net assets, (3) additional contributions made and dividends received, and (4) impairments resulting from non-temporary declines in fair value.

Staking Revenue
Revenue
The Company recognizes revenue in accordance with ASC 606, “Revenue from Contracts with Customers” (“ASC 606”) by following the five steps — identify the contract, identify the performance obligation, determine the transaction price, allocate the transaction price to the performance obligation and determine when to recognize revenue. Revenue is recognized upon transfer of control of promised products or services (i.e., performance obligations) to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for promised goods or services.
Staking Revenue
The Company earns staking rewards from the process by which it locks or delegates its HYPE tokens to a validator to support the security, consensus and operations of the Hyperliquid network, in exchange for potential rewards and other benefits. A contract with enforceable rights and obligations exists when the Company delegates its tokens to the validator. The contract term commences at the moment the Company delegates its HYPE tokens to a validator and runs from that period until the next block commences, and continues until the Company undelegates. Staking rewards are recognized as revenue when the Company satisfies its performance obligations (i.e., providing our tokens to the validator in order to validate blocks or transactions as determined by the protocol) ratably over the contract term. Staking rewards for HYPE tokens are calculated on-chain, where the annual reward rate is inversely proportional to the square root of the total HYPE tokens staked across the network. Staking rewards accrue and are earned on a block by block basis and are distributed to the Company on a daily basis. The HYPE tokens earned are non-cash consideration and therefore measured at fair value at the inception of each contract.
The Company engages third party counterparties and its own validator to stake its HYPE holdings. These parties keep a percentage of any staking yield earned as a fee and pass on the remainder to HSI. Because the Company does not unilaterally control the validator, the Company is not the principal to the validation service. As such, the Company presents delegated staking rewards as revenue on a net basis, reflecting only the portion of protocol rewards to which it is entitled. The Company recognized $9.41 million of staking income during the year ended June 30, 2026, which is included within “staking and validator commission revenue” on the Company’s consolidated statements of operations.
Validator Commission Income
On May 13, 2026, the Company launched a validator node on the Hyperliquid network in partnership with Unit Labs (“Unit”), a digital asset infrastructure and staking services provider, as “Hyperliquid Strategies x Unit” (the “Validator”). The Validator operates within the HyperCore infrastructure and participates in the HyperBFT consensus mechanism, producing blocks and validating transactions alongside the network’s existing active validators. The Validator is able to accept delegations from both the Company and third-party HYPE holders (the customers). The newly launched Validator operations are subject to the same performance standards, jailing criteria, and uptime requirements applicable to all Hyperliquid validators. Under the arrangement, Unit is responsible for the day-to-day
technical operation of the validator infrastructure under a service level agreement with the Company and the Company exercises direct oversight on validator performance and compliance with its internal staking risk management framework. The Validator earns commissions, paid in HYPE tokens, for its services.
Based on the terms of the contract with Unit, the Company concluded that it does not control the operations at the Validator, and therefore the Company is not the principal to the arrangement with the Validator’s customers. Accordingly, validator commission income is recognized on a net basis in “staking and validator commission revenue” on the Company’s consolidated statements of operations, reflecting only the portion of protocol rewards and commission to which the Company is entitled after amounts payable to Unit under the arrangement.

Derivatives
Derivatives
Warrants
The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in ASC Topic 480, “Distinguishing Liabilities from Equity” (“ASC 480”) and ASC Topic 815, “Derivatives and Hedging” (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own Common Stock and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent period end date while the warrants are outstanding.
For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of equity at the time of issuance. Warrants classified as equity instruments are initially recognized at fair value and are not subsequently remeasured. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded as liabilities at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as a non-cash gain or loss on the consolidated statements of operations.
The Company accounts for the warrants issued to former Sonnet stockholders and the Advisor Warrants (defined in Note 8) as equity, except in certain limited circumstances where the holder has the right to receive cash in certain contingent situations. The fair value of any unexercised warrants where this contingent right exists is nominal.
Equity Facility
The Company’s Equity Facility (see Note 10, section “Equity Facility”) is considered an equity-linked contract and also a derivative accounted for under ASC 815. During the year ended June 30, 2026, the Company recognized $14.3 million of other expenses related primarily to the change in the price of the Company’s equity at the time of entering into the forward (trade date) and the price at settlement, which is included within “Other expense” on the Company’s consolidated statements of operations. The fair values associated with the related asset and liability as of June 30, 2026 are nominal.

Treasury Stock
Treasury Stock
The Company accounts for treasury stock under the cost method in accordance with ASC 505-30, “Equity: Treasury Stock”. Under this method, the Company records the aggregate purchase price of treasury stock on the trade date at cost and includes treasury stock as a reduction to stockholders’ equity.

Recent Accounting Pronouncements Pending Adoption
Recent Accounting Pronouncements Pending Adoption
In December 2023, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires incremental annual income tax disclosures. This amendment includes disclosures of specific categories in the rate reconciliation and additional information for reconciling items that meet a quantitative threshold; income taxes paid (net of refunds received) disaggregated by federal, state, and foreign taxes, and also disaggregated by individual jurisdictions that meet a quantitative threshold; income (or loss) from continuing operations before income tax expenses (or benefit) disaggregated between domestic and foreign; and income tax expense (or benefit) from continuing operations disaggregated by federal, state and foreign. As an emerging growth company electing to delay the adoption of new or revised accounting standards, the guidance is effective for annual periods beginning after December 15, 2025. Early adoption is permitted and should be applied prospectively (with retrospective application permitted). The Company is currently evaluating the impact that the adoption of ASU 2023-09 will have on its consolidated financial statements.
In November 2024, the FASB issued ASU No. 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which requires disclosure of specified information about certain costs and expenses (such as purchases of inventory, employee compensation, depreciation, and amortization) within the relevant expense captions presented on the face of the statements of operations. As an emerging growth company electing to delay the adoption of new or revised accounting standards, the guidance is effective for annual reporting periods beginning after December 15, 2027, and interim reporting periods within annual reporting periods beginning after December 15, 2028. Early adoption is permitted, and should be applied either prospectively or retrospectively. The Company is currently evaluating the impact that the adoption of ASU
2024-03
will
have on its consolidated financial statements.

Net Income (Loss) Per Common Share
Net Income (Loss) Per Common Share
The Company computes net income (loss) per share attributable to common stockholders under the two-class method required for participating securities. The two-class method allocates earnings between common stockholders and holders of participating securities. The Company’s outstanding shares of Series A Preferred Stock (see Note 10) are participating securities due to their rights to participate in dividends with common stock. The Series A Preferred Stock does not have a contractual obligation to share in the Company’s losses and is therefore excluded in the calculation of basic net loss per share during periods when the Company has a net loss.
The Company has one class of Common Stock. The following table sets forth the computation of basic and diluted net loss per share attributable to common stockholders (in thousands, except share and per share amounts):

	For the Year Ended	For the Period From June 13, 2025 (Inception) Through
	June 30, 2026	June 30, 2025
Basic and diluted net income (loss) per share:
Numerator
Net income (loss)	$305,542	$(597)
Less: Net income allocated to preferred stockholders	(49,358)	—

Net income (loss) attributable to common stockholders - basic and diluted	$256,184	$(597)

Denominator
Basic weighted-average shares outstanding	79,774,081	—
Dilutive effect of service based restricted stock units	24,457	—

Diluted weighted-average shares outstanding	79,798,538	—

Net Income (Loss) Per Share
Basic	$3.21	$—

Diluted	$3.21	$—

Basic net income (loss) per share is computed by dividing net income (loss) attributable to common stockholders by the weighted-average number of common shares outstanding during the period. Diluted net income (loss) per share is computed by dividing the net income (loss) attributable to common stockholders by the weighted average number of common shares outstanding, plus the number of additional common shares that would have been outstanding if the common share equivalents had been issued (computed using the treasury stock or if converted method), if dilutive. Diluted net income (loss) per share is computed in the same manner as basic net income (loss) per share in periods when the Company incurs a net loss, because including the effects of potentially dilutive instruments would be antidilutive.
The impact from potential common shares of common stock on the diluted net income (loss) per share calculation are included when dilutive. Potential shares of common stock issuable upon the vesting of restricted stock units are computed using the treasury stock method.
The Company’s potentially dilutive securities, which were excluded from the computation of diluted net income (loss) per share because the exercise prices of the related warrants exceeded the average market price of the Company’s common stock during the period, were as follows:

	For the Year Ended June 30, 2026	For the Period From June 13, 2025 (Inception) Through June 30, 2025
Advisor Warrants	27,394,800	—
Warrants issued to former Sonnet stockholders	1,263,814	—

Total	28,658,614	—